PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
Schedule of prepayments, receivables and other assets

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Current:
Prepaid rental and other deposits	1,552,279	1,154,495
Advances to suppliers	692,542	448,522
VAT-input deductible	637,686	745,485
Capitalized costs of obtaining contracts and prepaid initial direct costs (i)	551,461	511,450
Deposits paid to real estate developers (ii)	196,241	178,249
Funds advanced to potential investees (iii)	153,577	—
Deposit paid for acquisition of land used for properties development (iv)	122,430	—
Prepaid income tax	64,163	146,646
Staff advances	59,762	48,126
Receivable related to employees’ exercise of share-based awards	44,521	35,137
Interests receivable	15,263	7,340
Receivables from escrow account	9,992	23,030
Others	542,907	427,648
Total	4,642,824	3,726,128

Non‑current:
Deferred tax asset (Note 19)	1,005,127	1,257,595
VAT-input deductible	194,818	357,511
Others	22,332	147,996
Total	1,222,277	1,763,102
(i)	Capitalized costs of obtaining contracts and prepaid initial direct costs

For the years ended December 31, 2024 and 2025, RMB876.2 million and RMB1,403.4 million are amortized respectively.

(ii)	Deposits paid to real estate developers

Deposits paid to real estate developers refer to the earnest deposits paid by the Group to developers for new home transaction service contracts.

(iii)	Funds advanced to potential investees

Funds advanced to potential investees represent funds paid to potential Beihaojia business investees before obtaining the equity interests.

(iv)	Deposit paid for acquisition of land used for properties development

Deposit paid for acquisition of land used for properties development represents the deposit paid for acquisition of the residential land parcel in Shanghai under Beihaojia business.